                        BARCLAYS GLOBAL INVESTORS FUNDS

                      Supplement, dated December 8, 2008,
                     to the Prospectus, dated May 1, 2008
                  for Bond Index Fund and S&P 500 Stock Fund
                      of Barclays Global Investors Funds

  The information in this Supplement updates information in such Prospectus, supersedes
     any contrary information in such Prospectus or any prior supplement, and should be read in conjunction with, such Prospectus.
 The information in this Supplement is only applicable to the Bond Index Fund.

The name of the Lehman Brothers U.S. Aggregate Index referenced in such Prospectus has been changed to the Barclays Capital U.S. Aggregate Index. Accordingly, all references in such Prospectus to such index (other than historical references) are changed to the Barclays Capital U.S. Aggregate Index.

The second footnote on page 1 is hereby deleted and replaced with the following footnote text:

The Barclays Capital U.S Aggregate Index is maintained by Barclays Capital Inc. ("Barclays Capital"). Barclays Capital does not sponsor, endorse, sell or promote the Bond Index Fund or the Bond Index Master Portfolio. Barclays Capital is an affiliate of, and a separate legal entity from, Barclays Global Investors, N.A. ("BGI") and Barclays Global Fund Advisors ("BGFA"). Barclays Capital makes no representation or warranty, expressed or implied, regarding the advisability of investing in the Bond Index Fund or its Master Portfolio. Neither BGI nor BGFA will have a role in maintaining the Barclays Capital U.S Aggregate Index.



                                                                   BGF-A-SP1208

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

                        BARCLAYS GLOBAL INVESTORS FUNDS

                      Supplement, dated December 8, 2008,
                     to the Prospectus, dated May 1, 2008
               for the Class I Shares of the LifePath Portfolios
                      of Barclays Global Investors Funds

  The information in this Supplement updates information in such Prospectus, supersedes
   any contrary information in any such Prospectus or any prior supplement, and should be read in conjunction with, such Prospectus.

As of December 8, 2008, the following Underlying Funds have been rebranded to correspond to the names of the rebranded Underlying Indexes, and all references to the old Underlying Fund names and old Underlying Index names should be understood to refer to the new Underlying Fund names and new Underlying Index names, respectively, as listed below.

 Old Underlying Fund Name               New Underlying Fund Name
 iShares Lehman Aggregate Bond Fund     iShares Barclays Aggregate Bond Fund
 iShares Lehman TIPS Bond Fund          iShares Barclays TIPS Bond Fund
 iShares Lehman 1-3 Year Credit Bond    iShares Barclays 1-3 Year Credit Bond
 Fund                                   Fund
 iShares Lehman 1-3 Year Treasury Bond  iShares Barclays 1-3 Year Treasury
 Fund                                   Bond Fund
 iShares Lehman 3-7 Year Treasury Bond  iShares Barclays 3-7 Year Treasury
 Fund                                   Bond Fund
 iShares Lehman 7-10 Year Treasury      iShares Barclays 7-10 Year Treasury
 Bond Fund                              Bond Fund
 iShares Lehman 10-20 Year Treasury     iShares Barclays 10-20 Year Treasury
 Bond Fund                              Bond Fund
 iShares Lehman 20+ Year Treasury Bond  iShares Barclays 20+ Year Treasury
 Fund                                   Bond Fund
 iShares Lehman Short Treasury Bond     iShares Barclays Short Treasury Bond
 Fund                                   Fund
 iShares Lehman Credit Bond Fund        iShares Barclays Credit Bond Fund
 iShares Lehman Government/Credit Bond  iShares Barclays Government/Credit
 Fund                                   Bond Fund
 iShares Lehman Intermediate Credit     iShares Barclays Intermediate Credit
 Bond Fund                              Bond Fund
 iShares Lehman Intermediate            iShares Barclays Intermediate
 Government/Credit Bond Fund            Government/Credit Bond Fund
 iShares Lehman MBS Bond Fund           iShares Barclays MBS Bond Fund

 Old Underlying Index Name              New Underlying Index Name
 Lehman Brothers U.S. Aggregate Index   Barclays Capital U.S. Aggregate Index
 Lehman Brothers U.S. Treasury TIPS     Barclays Capital U.S. Treasury TIPS
 Index                                  Index
 Lehman Brothers 1-3 Year U.S. Credit   Barclays Capital 1-3 Year U.S. Credit
 Bond Index                             Bond Index
 Lehman Brothers 1-3 Year U.S.          Barclays Capital 1-3 Year U.S.
 Treasury Bond Index                    Treasury Bond Index
 Lehman Brothers 3-7 Year U.S.          Barclays Capital 3-7 Year U.S.
 Treasury Bond Index                    Treasury Bond Index
 Lehman Brothers 7-10 Year U.S.         Barclays Capital 7-10 Year U.S.
 Treasury Bond Index                    Treasury Bond Index
 Lehman Brothers 10-20 Year U.S.        Barclays Capital 10-20 Year U.S.
 Treasury Bond Index                    Treasury Bond Index
 Lehman Brothers 20+ Year U.S.          Barclays Capital 20+ Year U.S.
 Treasury Index                         Treasury Index
 Lehman Brothers Short U.S. Treasury    Barclays Capital Short U.S. Treasury
 Index                                  Index
 Lehman Brothers U.S. Credit Index      Barclays Capital U.S. Credit Index
 Lehman Brothers U.S.                   Barclays Capital U.S.
 Government/Credit Index                Government/Credit Index
 Lehman Brothers Intermediate U.S.      Barclays Capital Intermediate U.S.
 Credit Index                           Credit Index
 Lehman Brothers Intermediate U.S.      Barclays Capital Intermediate U.S.
 Government/Credit Index                Government/Credit Index
 Lehman Brothers U.S. MBS Index         Barclays Capital U.S. MBS Index


--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

The last paragraph beginning on page 20, which continues on page 21, is hereby deleted and replaced with the following paragraph:

"Barclays Capital," "Barclays Capital 1-3 Year U.S. Credit Index," "Barclays Capital 1-3 Year U.S. Treasury Index," "Barclays Capital 3-7 Year U.S. Treasury Index," "Barclays Capital 7-10 Year U.S. Treasury Index," "Barclays Capital 10-20 Year U.S. Treasury Index," "Barclays Capital 20+ Year U.S. Treasury Index," "Barclays Capital U.S. Aggregate Index," "Barclays Capital U.S. Credit Index," "Barclays Capital U.S. Government/Credit Index," "Barclays Capital Intermediate U.S. Credit Index," "Barclays Capital Intermediate U.S Government/ Credit Index," "Barclays Capital U.S. MBS Index," "Barclays Capital Short U.S. Treasury Index," and the "Barclays Capital U.S. Treasury TIPS Index" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Capital Inc. ("Barclays Capital") and have been licensed for use for certain purposes by BGI. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and Barclays Capital does not make any representations or warranties, expressed or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital, which is an affiliate of, and a separate legal entity from, BGI and BGFA. Neither BGI nor BGFA will have a role in maintaining the iShares Bond Fund Indexes.

Additionally, effective October 2008, the following information replaces similar information under the heading "Portfolio Managers" on pages 26-27:

Dagmar Nikles, Leslie Gambon and Dale Hogan (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. As of October 2008, Jim Chan is no longer responsible for the day-to-day management of the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005. Ms. Nikles has been a member of the asset allocation portfolio management team since July 2003. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification.

Ms. Gambon is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007. Ms. Gambon has been a member of the asset allocation portfolio management team since April 2007. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with BGI from 2001 to 2004 and in October 2004 became Head of Defined Contribution Portfolio Management at BGI.

Mr. Hogan is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since October 2008. Mr. Chan has been a member of the asset allocation portfolio management team since May 2007. Prior to becoming a Portfolio Manager, Mr. Hogan was a derivatives trader with Credit Suisse from 2004 to 2006. From April 2002 through April 2004, Mr. Hogan was a currency trader at BGI.

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios that invest in the Master Portfolios for which they are Portfolio Managers.

Lastly, the last paragraph beginning on page 42, which continues on page 43, is hereby deleted and replaced with the following paragraph:

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of owning or trading in the Barclays Capital Funds. The Barclays Capital Funds' underlying indexes (the "Underlying Indexes") are determined, composed and calculated by Barclays Capital without regard to the iShares Trust or the owners of shares of the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BGFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of iShares Trust or the marketing or trading of shares of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Barclays Capital Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.



                                                                  BGF-A-LPI1208

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

                        BARCLAYS GLOBAL INVESTORS FUNDS

                      Supplement, dated December 8, 2008,
                     to the Prospectus, dated May 1, 2008
               for the Class R Shares of the LifePath Portfolios
                      of Barclays Global Investors Funds

  The information in this Supplement updates information in such Prospectus, supersedes
   any contrary information in any such Prospectus or any prior supplement, and should be read in conjunction with, such Prospectus.

As of December 8, 2008, the following Underlying Funds have been rebranded to correspond to the names of the rebranded Underlying Indexes, and all references to the old Underlying Fund names and old Underlying Index names should be understood to refer to the new Underlying Fund names and new Underlying Index names, respectively, as listed below.

 Old Underlying Fund Name               New Underlying Fund Name
 iShares Lehman Aggregate Bond Fund     iShares Barclays Aggregate Bond Fund
 iShares Lehman TIPS Bond Fund          iShares Barclays TIPS Bond Fund
 iShares Lehman 1-3 Year Credit Bond    iShares Barclays 1-3 Year Credit Bond
  Fund                                  Fund
 iShares Lehman 1-3 Year Treasury Bond  iShares Barclays 1-3 Year Treasury
  Fund                                  Bond Fund
 iShares Lehman 3-7 Year Treasury Bond  iShares Barclays 3-7 Year Treasury
  Fund                                  Bond Fund
 iShares Lehman 7-10 Year Treasury      iShares Barclays 7-10 Year Treasury
  Bond Fund                             Bond Fund
 iShares Lehman 10-20 Year Treasury     iShares Barclays 10-20 Year Treasury
  Bond Fund                             Bond Fund
 iShares Lehman 20+ Year Treasury Bond  iShares Barclays 20+ Year Treasury
  Fund                                  Bond Fund
 iShares Lehman Short Treasury Bond     iShares Barclays Short Treasury Bond
  Fund                                  Fund
 iShares Lehman Credit Bond Fund        iShares Barclays Credit Bond Fund
 iShares Lehman Government/Credit Bond  iShares Barclays Government/Credit
  Fund                                  Bond Fund
 iShares Lehman Intermediate Credit     iShares Barclays Intermediate Credit
  Bond Fund                             Bond Fund
 iShares Lehman Intermediate            iShares Barclays Intermediate
  Government/Credit Bond Fund           Government/Credit Bond Fund
 iShares Lehman MBS Bond Fund           iShares Barclays MBS Bond Fund

 Old Underlying Index Name              New Underlying Index Name
 Lehman Brothers U.S. Aggregate Index   Barclays Capital U.S. Aggregate Index
 Lehman Brothers U.S. Treasury TIPS     Barclays Capital U.S. Treasury TIPS
  Index                                 Index
 Lehman Brothers 1-3 Year U.S. Credit   Barclays Capital 1-3 Year U.S. Credit
  Bond Index                            Bond Index
 Lehman Brothers 1-3 Year U.S.          Barclays Capital 1-3 Year U.S.
  Treasury Bond Index                   Treasury Bond Index
 Lehman Brothers 3-7 Year U.S.          Barclays Capital 3-7 Year U.S.
  Treasury Bond Index                   Treasury Bond Index
 Lehman Brothers 7-10 Year U.S.         Barclays Capital 7-10 Year U.S.
  Treasury Bond Index                   Treasury Bond Index
 Lehman Brothers 10-20 Year U.S.        Barclays Capital 10-20 Year U.S.
  Treasury Bond Index                   Treasury Bond Index
 Lehman Brothers 20+ Year U.S.          Barclays Capital 20+ Year U.S.
  Treasury Index                        Treasury Index
 Lehman Brothers Short U.S. Treasury    Barclays Capital Short U.S. Treasury
  Index                                 Index
 Lehman Brothers U.S. Credit Index      Barclays Capital U.S. Credit Index
 Lehman Brothers U.S.                   Barclays Capital U.S.
  Government/Credit Index               Government/Credit Index
 Lehman Brothers Intermediate U.S.      Barclays Capital Intermediate U.S.
  Credit Index                          Credit Index
 Lehman Brothers Intermediate U.S.      Barclays Capital Intermediate U.S.
  Government/Credit Index               Government/Credit Index
 Lehman Brothers U.S. MBS Index         Barclays Capital U.S. MBS Index

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

The last paragraph beginning on page 21, which continues on page 22, is hereby deleted and replaced with the following paragraph:

"Barclays Capital," "Barclays Capital 1-3 Year U.S. Credit Index," "Barclays Capital 1-3 Year U.S. Treasury Index," "Barclays Capital 3-7 Year U.S. Treasury Index," "Barclays Capital 7-10 Year U.S. Treasury Index," "Barclays Capital 10-20 Year U.S. Treasury Index," "Barclays Capital 20+ Year U.S. Treasury Index," "Barclays Capital U.S. Aggregate Index," "Barclays Capital U.S. Credit Index," "Barclays Capital U.S. Government/Credit Index," "Barclays Capital Intermediate U.S. Credit Index," "Barclays Capital Intermediate U.S Government/ Credit Index," "Barclays Capital U.S. MBS Index," "Barclays Capital Short U.S. Treasury Index," and the "Barclays Capital U.S. Treasury TIPS Index" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Capital Inc. ("Barclays Capital") and have been licensed for use for certain purposes by BGI. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and Barclays Capital does not make any representations or warranties, expressed or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital, which is an affiliate of, and a separate legal entity from, BGI and BGFA. Neither BGI nor BGFA will have a role in maintaining the iShares Bond Fund Indexes.

Additionally, effective October 2008, the following information replaces similar information under the heading "Portfolio Managers" on pages 27-28:

Dagmar Nikles, Leslie Gambon and Dale Hogan (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. As of October 2008, Jim Chan is no longer responsible for the day-to-day management of the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005. Ms. Nikles has been a member of the asset allocation portfolio management team since July 2003. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification.

Ms. Gambon is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007. Ms. Gambon has been a member of the asset allocation portfolio management team since April 2007. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with BGI from 2001 to 2004 and in October 2004 became Head of Defined Contribution Portfolio Management at BGI.

Mr. Hogan is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since October 2008. Mr. Chan has been a member of the asset allocation portfolio management team since May 2007. Prior to becoming a Portfolio Manager, Mr. Hogan was a derivatives trader with Credit Suisse from 2004 to 2006. From April 2002 through April 2004, Mr. Hogan was a currency trader at BGI.

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios that invest in the Master Portfolios for which they are Portfolio Managers.

Lastly, the last paragraph beginning on page 42, which continues on page 43, is hereby deleted and replaced with the following paragraph:

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of owning or trading in the Barclays Capital Funds. The Barclays Capital Funds' underlying indexes (the "Underlying Indexes") are determined, composed and calculated by Barclays Capital without regard to the iShares Trust or the owners of shares of the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BGFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of iShares Trust or the marketing or trading of shares of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Barclays Capital Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.



                                                                  BGF-A-LPR1208

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

                        BARCLAYS GLOBAL INVESTORS FUNDS

                      Supplement, dated December 8, 2008,
                     to the Prospectus, dated May 1, 2008
               for the Class S Shares of the LifePath Portfolios
                      of Barclays Global Investors Funds

  The information in this Supplement updates information in such Prospectus, supersedes
   any contrary information in any such Prospectus or any prior supplement, and should be read in conjunction with, such Prospectus.

As of December 8, 2008, the following Underlying Funds have been rebranded to correspond to the names of the rebranded Underlying Indexes, and all references to the old Underlying Fund names and old Underlying Index names should be understood to refer to the new Underlying Fund names and new Underlying Index names, respectively, as listed below.

 Old Underlying Fund Name               New Underlying Fund Name
 iShares Lehman Aggregate Bond Fund     iShares Barclays Aggregate Bond Fund
 iShares Lehman TIPS Bond Fund          iShares Barclays TIPS Bond Fund
 iShares Lehman 1-3 Year Credit Bond    iShares Barclays 1-3 Year Credit Bond
  Fund                                  Fund
 iShares Lehman 1-3 Year Treasury Bond  iShares Barclays 1-3 Year Treasury
  Fund                                  Bond Fund
 iShares Lehman 3-7 Year Treasury Bond  iShares Barclays 3-7 Year Treasury
  Fund                                  Bond Fund
 iShares Lehman 7-10 Year Treasury      iShares Barclays 7-10 Year Treasury
  Bond Fund                             Bond Fund
 iShares Lehman 10-20 Year Treasury     iShares Barclays 10-20 Year Treasury
  Bond Fund                             Bond Fund
 iShares Lehman 20+ Year Treasury Bond  iShares Barclays 20+ Year Treasury
  Fund                                  Bond Fund
 iShares Lehman Short Treasury Bond     iShares Barclays Short Treasury Bond
  Fund                                  Fund
 iShares Lehman Credit Bond Fund        iShares Barclays Credit Bond Fund
 iShares Lehman Government/Credit Bond  iShares Barclays Government/Credit
  Fund                                  Bond Fund
 iShares Lehman Intermediate Credit     iShares Barclays Intermediate Credit
  Bond Fund                             Bond Fund
 iShares Lehman Intermediate            iShares Barclays Intermediate
  Government/Credit Bond Fund           Government/Credit Bond Fund
 iShares Lehman MBS Bond Fund           iShares Barclays MBS Bond Fund

 Old Underlying Index Name              New Underlying Index Name
 Lehman Brothers U.S. Aggregate Index   Barclays Capital U.S. Aggregate Index
 Lehman Brothers U.S. Treasury TIPS     Barclays Capital U.S. Treasury TIPS
  Index                                 Index
 Lehman Brothers 1-3 Year U.S. Credit   Barclays Capital 1-3 Year U.S. Credit
  Bond Index                            Bond Index
 Lehman Brothers 1-3 Year U.S.          Barclays Capital 1-3 Year U.S.
  Treasury Bond Index                   Treasury Bond Index
 Lehman Brothers 3-7 Year U.S.          Barclays Capital 3-7 Year U.S.
  Treasury Bond Index                   Treasury Bond Index
 Lehman Brothers 7-10 Year U.S.         Barclays Capital 7-10 Year U.S.
  Treasury Bond Index                   Treasury Bond Index
 Lehman Brothers 10-20 Year U.S.        Barclays Capital 10-20 Year U.S.
  Treasury Bond Index                   Treasury Bond Index
 Lehman Brothers 20+ Year U.S.          Barclays Capital 20+ Year U.S.
  Treasury Index                        Treasury Index
 Lehman Brothers Short U.S. Treasury    Barclays Capital Short U.S. Treasury
  Index                                 Index
 Lehman Brothers U.S. Credit Index      Barclays Capital U.S. Credit Index
 Lehman Brothers U.S.                   Barclays Capital U.S.
  Government/Credit Index               Government/Credit Index
 Lehman Brothers Intermediate U.S.      Barclays Capital Intermediate U.S.
  Credit Index                          Credit Index
 Lehman Brothers Intermediate U.S.      Barclays Capital Intermediate U.S.
  Government/Credit Index               Government/Credit Index
 Lehman Brothers U.S. MBS Index         Barclays Capital U.S. MBS Index

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

The last paragraph beginning on page 20, which continues on page 21, is hereby deleted and replaced with the following paragraph:

"Barclays Capital," "Barclays Capital 1-3 Year U.S. Credit Index," "Barclays Capital 1-3 Year U.S. Treasury Index," "Barclays Capital 3-7 Year U.S. Treasury Index," "Barclays Capital 7-10 Year U.S. Treasury Index," "Barclays Capital 10-20 Year U.S. Treasury Index," "Barclays Capital 20+ Year U.S. Treasury Index," "Barclays Capital U.S. Aggregate Index," "Barclays Capital U.S. Credit Index," "Barclays Capital U.S. Government/Credit Index," "Barclays Capital Intermediate U.S. Credit Index," "Barclays Capital Intermediate U.S Government/ Credit Index," "Barclays Capital U.S. MBS Index," "Barclays Capital Short U.S. Treasury Index," and the "Barclays Capital U.S. Treasury TIPS Index" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Capital Inc. ("Barclays Capital") and have been licensed for use for certain purposes by BGI. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored or endorsed by Barclays Capital, and Barclays Capital does not make any representations or warranties, expressed or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital, which is an affiliate of, and a separate legal entity from, BGI and BGFA. Neither BGI nor BGFA will have a role in maintaining the iShares Bond Fund Indexes.

Additionally, effective October 2008, the following information replaces similar information under the heading "Portfolio Managers" on pages 26-27:

Dagmar Nikles, Leslie Gambon and Dale Hogan (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. As of October 2008, Jim Chan is no longer responsible for the day-to-day management of the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005. Ms. Nikles has been a member of the asset allocation portfolio management team since July 2003. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification.

Ms. Gambon is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007. Ms. Gambon has been a member of the asset allocation portfolio management team since April 2007. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with BGI from 2001 to 2004 and in October 2004 became Head of Defined Contribution Portfolio Management at BGI.

Mr. Hogan is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since October 2008. Mr. Chan has been a member of the asset allocation portfolio management team since May 2007. Prior to becoming a Portfolio Manager, Mr. Hogan was a derivatives trader with Credit Suisse from 2004 to 2006. From April 2002 through April 2004, Mr. Hogan was a currency trader at BGI.

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                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios that invest in the Master Portfolios for which they are Portfolio Managers.

Lastly, the last paragraph beginning on page 40, which continues on page 41, is hereby deleted and replaced with the following paragraph:

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of owning or trading in the Barclays Capital Funds. The Barclays Capital Funds' underlying indexes (the "Underlying Indexes") are determined, composed and calculated by Barclays Capital without regard to the iShares Trust or the owners of shares of the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BGFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of iShares Trust or the marketing or trading of shares of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Barclays Capital Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.



                                                                  BGF-A-LPS1208

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                             FOR FUTURE REFERENCE

                        BARCLAYS GLOBAL INVESTORS FUNDS

                      Supplement, dated December 8, 2008,
         to the Statement of Additional Information, dated May 1, 2008 for Bond Index Fund and S&P 500 Stock Fund
                      of Barclays Global Investors Funds

        The information in this Supplement updates information in such Statement of Additional Information, supersedes any contrary information in any such
         Statement of Additional Information or any prior supplement, and should be read in conjunction with, such Statement of Additional
                                 Information.

The name of the Lehman Brothers U.S. Aggregate Index referenced in such Statement of Additional Information has been changed to the Barclays Capital U.S. Aggregate Index. Accordingly, all references in such Statement of Additional Information to such index (other than historical references) are changed to the Barclays Capital U.S. Aggregate Index.

The second footnote on page 1 is hereby deleted and replaced with the following footnote text:

The Barclays Capital U.S Aggregate Index is maintained by Barclays Capital Inc. ("Barclays Capital"). Barclays Capital does not sponsor, endorse, sell or promote the Bond Index Fund or the Bond Index Master Portfolio. Barclays Capital is an affiliate of, and a separate legal entity from, Barclays Global Investors, N.A. ("BGI") and Barclays Global Fund Advisors ("BGFA"). Barclays Capital makes no representation or warranty, expressed or implied, regarding the advisability of investing in the Bond Index Fund or its Master Portfolio. Neither BGI nor BGFA will have a role in maintaining the Barclays Capital U.S Aggregate Index.

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

The following information replaces similar information under the heading "Officers" on page 18:

Name and Year of Birth  Position(s), Length of Service  Principal Occupation During Past Five Years
----------------------  ------------------------------  -------------------------------------------

Jack Gee...............   Treasurer and Chief             Director of Fund Administration of
(1959)                    Financial Officer               Intermediary Investor Business of BGI
                          (since 2008).                   (since 2004); Treasurer and Chief
                                                          Financial Officer of Parnassus
                                                          Investments (2004).

Geoffrey D. Flynn......   Executive Vice President        Chief Operating Officer, U.S. iShares,
(1956)                    and Chief Operating             BGI (since 2008); Director, Mutual
                          Officer                         Fund Operations of BGI (2007-2008);
                          (since 2008)                    President, Van Kampen Investors
                                                          Services (2003-2007); Managing
                                                          Director, Morgan Stanley (2002-2007);
                                                          President, Morgan Stanley Trust, FSB
                                                          (2002-2007).

Eilleen M. Clavere.....   Secretary                       Head of Legal Administration of
(1952)                    (since 2007).                   Intermediary Investor Business of BGI
                                                          (since 2006); Legal Counsel and Vice
                                                          President of Atlas Funds, Atlas
                                                          Advisers, Inc. and Atlas Securities,
                                                          Inc. (2005-2006); Counsel of
                                                          Kirkpatrick & Lockhart LLP (2001-
                                                          2005).

Stephen Monroe.........   Executive Vice President        Global Head (since 2006) of Cash
(1960)                    (since 2007).                   Management of BGI; Managing
                                                          Director (1997-2006), National Sales
                                                          Manager (1999-2006) and Global
                                                          Sales Manager (2003-2005) JP Morgan
                                                          Securities, Inc.

Ira P. Shapiro (1963)..   Vice President and Chief        Associate General Counsel, BGI (since
                          Legal Officer                   2004); First Vice President of Merrill
                          (since 2007).                   Lynch Investment Managers (1993-
                                                          2004).

David Lonergan.........   Vice President                  Head of U.S. Cash Management (since
(1970)                    (since 2007).                   2002) of BGI; U.S. Liquidity Manager
                                                          (2000-2002) of BGI.

Alan Mason (1960)......   Vice President                  Head (since 2006) of Allocations and
                          (since 2007).                   Solutions of BGI; Investment
                                                          Strategist (2000-2006) of BGI.

                                                                BGF-SUP-BSP1208

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

                        BARCLAYS GLOBAL INVESTORS FUNDS

                      Supplement, dated December 8, 2008,
         to the Statement of Additional Information, dated May 1, 2008 for the LifePath Portfolios--Class I, Class R and Class S Shares of the
                      of Barclays Global Investors Funds

        The information in this Supplement updates information in such Statement of Additional Information, supersedes any contrary information in any such
         Statement of Additional Information or any prior supplement, and should be read in conjunction with, such Statement of Additional
                                 Information.

As of December 8, 2008, the following Underlying Funds have been rebranded to correspond to the names of the rebranded Underlying Indexes, and all references to the old Underlying Fund names and old Underlying Index names should be understood to refer to the new Underlying Fund names and new Underlying Index names, respectively, as listed below.

 Old Underlying Fund Name               New Underlying Fund Name
 iShares Lehman Aggregate Bond Fund     iShares Barclays Aggregate Bond Fund
 iShares Lehman TIPS Bond Fund          iShares Barclays TIPS Bond Fund
 iShares Lehman 1-3 Year Credit Bond    iShares Barclays 1-3 Year Credit Bond
 Fund                                   Fund
 iShares Lehman 1-3 Year Treasury Bond  iShares Barclays 1-3 Year Treasury
 Fund                                   Bond Fund
 iShares Lehman 3-7 Year Treasury Bond  iShares Barclays 3-7 Year Treasury
 Fund                                   Bond Fund
 iShares Lehman 7-10 Year Treasury      iShares Barclays 7-10 Year Treasury
 Bond Fund                              Bond Fund
 iShares Lehman 10-20 Year Treasury     iShares Barclays 10-20 Year Treasury
 Bond Fund                              Bond Fund
 iShares Lehman 20+ Year Treasury Bond  iShares Barclays 20+ Year Treasury
 Fund                                   Bond Fund
 iShares Lehman Short Treasury Bond     iShares Barclays Short Treasury Bond
 Fund                                   Fund
 iShares Lehman Credit Bond Fund        iShares Barclays Credit Bond Fund
 iShares Lehman Government/Credit Bond  iShares Barclays Government/Credit
 Fund                                   Bond Fund
 iShares Lehman Intermediate Credit     iShares Barclays Intermediate Credit
 Bond Fund                              Bond Fund
 iShares Lehman Intermediate            iShares Barclays Intermediate
 Government/Credit Bond Fund            Government/Credit Bond Fund
 iShares Lehman MBS Bond Fund           iShares Barclays MBS Bond Fund

 Old Underlying Index Name              New Underlying Index Name
 Lehman Brothers U.S. Aggregate Index   Barclays Capital U.S. Aggregate Index
 Lehman Brothers U.S. Treasury TIPS     Barclays Capital U.S. Treasury TIPS
 Index                                  Index
 Lehman Brothers 1-3 Year U.S. Credit   Barclays Capital 1-3 Year U.S. Credit
 Bond Index                             Bond Index
 Lehman Brothers 1-3 Year U.S.          Barclays Capital 1-3 Year U.S.
 Treasury Bond Index                    Treasury Bond Index
 Lehman Brothers 3-7 Year U.S.          Barclays Capital 3-7 Year U.S.
 Treasury Bond Index                    Treasury Bond Index
 Lehman Brothers 7-10 Year U.S.         Barclays Capital 7-10 Year U.S.
 Treasury Bond Index                    Treasury Bond Index
 Lehman Brothers 10-20 Year U.S.        Barclays Capital 10-20 Year U.S.
 Treasury Bond Index                    Treasury Bond Index
 Lehman Brothers 20+ Year U.S.          Barclays Capital 20+ Year U.S.
 Treasury Index                         Treasury Index
 Lehman Brothers Short U.S. Treasury    Barclays Capital Short U.S. Treasury
 Index                                  Index
 Lehman Brothers U.S. Credit Index      Barclays Capital U.S. Credit Index
 Lehman Brothers U.S.                   Barclays Capital U.S.
 Government/Credit Index                Government/Credit Index
 Lehman Brothers Intermediate U.S.      Barclays Capital Intermediate U.S.
 Credit Index                           Credit Index
 Lehman Brothers Intermediate U.S.      Barclays Capital Intermediate U.S.
 Government/Credit Index                Government/Credit Index
 Lehman Brothers U.S. MBS Index         Barclays Capital U.S. MBS Index

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

The following information replaces similar information under the heading "Officers" on pages 24-25:

Name and Year of Birth  Position(s), Length of Service  Principal Occupation During Past Five Years
----------------------  ------------------------------  -------------------------------------------

Jack Gee...............   Treasurer and Chief             Director of Fund Administration of
(1959)                    Financial Officer               Intermediary Investor Business of BGI
                          (since 2008).                   (since 2004); Treasurer and Chief
                                                          Financial Officer of Parnassus
                                                          Investments (2004).

Geoffrey D. Flynn......   Executive Vice President        Chief Operating Officer, U.S. iShares,
(1956)                    and Chief Operating             BGI (since 2008); Director, Mutual
                          Officer                         Fund Operations of BGI (2007-2008);
                          (since 2008)                    President, Van Kampen Investors
                                                          Services (2003-2007); Managing
                                                          Director, Morgan Stanley (2002-2007);
                                                          President, Morgan Stanley Trust, FSB
                                                          (2002-2007).

Eilleen M. Clavere.....   Secretary                       Head of Legal Administration of
(1952)                    (since 2007).                   Intermediary Investor Business of BGI
                                                          (since 2006); Legal Counsel and Vice
                                                          President of Atlas Funds, Atlas
                                                          Advisers, Inc. and Atlas Securities,
                                                          Inc. (2005-2006); Counsel of
                                                          Kirkpatrick & Lockhart LLP (2001-
                                                          2005).

Stephen Monroe.........   Executive Vice President        Global Head (since 2006) of Cash
(1960)                    (since 2007).                   Management of BGI; Managing
                                                          Director (1997-2006), National Sales
                                                          Manager (1999-2006) and Global
                                                          Sales Manager (2003-2005) JP Morgan
                                                          Securities, Inc.

Ira P. Shapiro (1963)..   Vice President and Chief        Associate General Counsel, BGI (since
                          Legal Officer                   2004); First Vice President of Merrill
                          (since 2007).                   Lynch Investment Managers (1993-
                                                          2004).

David Lonergan.........   Vice President                  Head of U.S. Cash Management (since
(1970)                    (since 2007).                   2002) of BGI; U.S. Liquidity Manager
                                                          (2000-2002) of BGI.

Alan Mason (1960)......   Vice President                  Head (since 2006) of Allocations and
                          (since 2007).                   Solutions of BGI; Investment
                                                          Strategist (2000-2006) of BGI.

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

Lastly, the third paragraph on page 57 is hereby deleted and replaced with the following paragraph:

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Index Funds") are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Index Funds or any member of the public regarding the advisability of owning or trading in the Barclays Capital Index Funds. The Barclays Capital Index Funds' underlying indexes (the "Underlying Indexes") are determined, composed and calculated by Barclays Capital without regard to the iShares Trust or the owners of shares of the Barclays Capital Index Funds. Barclays Capital has no obligation to take the needs of BGFA or the owners of shares of the Barclays Capital Index Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of the iShares Trust or the marketing or trading of shares of the Barclays Capital Index Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Barclays Capital Index Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.



                                                                BGF-SUP-LPR1208

--------------------------------------------------------------------------------
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